[LOGO OF MetLife]

Metropolitan Life Insurance Company
200 Park Avenue
New York, NY 10166-0005

ROBIN WAGNER
Assistant General Counsel
Legal Affairs
Phone: 212-578-9071

March 6, 2020

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:  Security Equity Separate Account Twenty-Seven
     File No. 811-08892

Ladies and Gentlemen:

The Annual Reports dated December 31, 2019 of the underlying funds are incorporated herein by reference as the reports sent to contract owners of Security Equity Separate Account Twenty-Seven of Metropolitan Life Insurance Company pursuant to Rule 30b2-1 under the Investment Company Act of 1940 and are listed as follows:

The Annual Reports for certain portfolios of AIM Variable Insurance Funds are incorporated by reference as filed on Form N-CSR, CIK No. 0000896435, File No. 811-07452; and

The Annual Reports for certain portfolios of Brighthouse Funds Trust II are incorporated by reference as filed on Form N-CSR, CIK No. 0000710826, File No. 811-03618.

Sincerely,

/s/ Robin Wagner

Robin Wagner, Esq.
Assistant General Counsel
Metropolitan Life Insurance Company